License Revenue - Disaggregation of Revenue (Details) - License revenue - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Total license revenue	$ 1,292	$ 0
United States
Disaggregation of Revenue [Line Items]
Total license revenue	$ 1,292	$ 0